Acquisitions (Tables)	12 Months Ended
Jan. 31, 2014
Costa Fortuna [Member]
Schedule of Allocation of Acquisition Purchase Price

Based on the allocation of the purchase price, the acquisition had the following effect on Layne’s consolidated financial position as of the closing date:

(in thousands)	Costa Fortuna
Working capital	$3,592
Property and equipment	33,500
Goodwill	4,025
Other intangible assets	1,000
Other assets	9,131
Other noncurrent liabilities	(16,981)

Total purchase price	$34,267

Wildcat [Member]
Schedule of Allocation of Acquisition Purchase Price

Based on Layne’s allocations of the purchase price, the acquisition had the following effect on Layne’s consolidated financial position as of the closing date:

(in thousands)	Wildcat
Working capital	$293
Property and equipment	6,244
Goodwill	2,318

Total purchase price	$8,855